SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Schedule of Investments
August 31, 2022 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 93.7%
Auto Components — 0.8%
Magna International, Inc.	2,417	$140,026

Automobiles —0.9%
Mercedes-Benz Group AG	3,002	169,407

Banks — 7.0%
Bank of Montreal	2,288	211,835
Citizens Financial Group, Inc.	4,928	180,759
DNB Bank ASA	8,712	166,793
KB Financial Group, Inc.	4,224	154,514
Signature Bank	744	129,724
United Overseas Bank Ltd.	10,120	198,251
Wells Fargo & Co.	4,996	218,375
		1,260,251
Beverages — 2.3%
Constellation Brands, Inc.	880	216,524
Pernod Ricard SA	1,034	190,844
		407,368
Biotechnology — 0.7%
Horizon Therapeutics plc*	2,160	127,894

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,261	138,893

Capital Markets — 0.8%
Franklin Resources, Inc.	5,808	151,415

Chemicals — 2.2%
Chemours Co. (The)	6,541	220,628
Mosaic Co. (The)	3,459	186,336
		406,964
Construction & Engineering — 2.9%
AECOM	3,324	243,151
Quanta Services, Inc.	2,004	283,165
		526,316
Consumer Finance — 1.1%
American Express Co.	1,340	203,680

Containers & Packaging — 1.0%
Sealed Air Corp.	3,220	173,268

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc. Class B*	1,144	321,235

Electric Utilities — 1.8%
Entergy Corp.	1,192	137,438
Exelon Corp.	4,400	193,204
		330,642
Electrical Equipment — 1.0%
Fuji Electric Co. Ltd.	3,960	173,397

Entertainment — 1.2%
Nintendo Co. Ltd.	542	222,821

Food & Staples Retailing — 1.7%
BJ's Wholesale Club Holdings, Inc.*	4,048	301,535

Food Products — 2.8%
Darling Ingredients, Inc.*	2,680	203,841
Nestle SA	2,589	303,958
		507,799
Health Care Equipment & Supplies — 2.3%
Hoya Corp.	1,586	163,033
ICU Medical, Inc.*	759	120,681
Sonova Holding AG	533	141,285
		424,999
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	1,232	152,411

Household Durables — 0.9%
Sony Group Corp.	2,112	169,646

Insurance — 1.9%
Legal & General Group plc	52,536	154,356
Prudential Financial, Inc.	1,936	185,372
		339,728
Interactive Media & Services — 4.9%
Alphabet, Inc. Class A*	5,548	600,405
Baidu, Inc.*	9,064	163,407
Meta Platforms, Inc., Class A*	795	129,529
		893,341
Internet & Direct Marketing Retail — 0.9%
MercadoLibre, Inc.*	200	171,072

IT Services — 5.2%
Accenture plc	880	253,845
Fujitsu Ltd.	968	115,671
Infosys Ltd.	11,704	214,183
PayPal Holdings, Inc.*	968	90,450
Visa, Inc.	1,320	262,297
		936,446
Life Sciences Tools & Services — 0.7%
Syneos Health, Inc.*	2,254	135,488

Machinery — 1.1%
Caterpillar, Inc.	1,056	195,054

Marine — 1.8%
A.P. Moller - Maersk A/S	70	168,037
COSCO SHIPPING Holdings Co., Ltd.	106,578	159,958
		327,995
Metals & Mining — 1.8%
BHP Group Ltd.	5,808	161,656
Boliden AB	4,840	156,376
		318,032
Multiline Retail — 0.9%
Target Corp.	1,008	161,623

Multi-Utilities — 0.9%
Veolia Environnement SA	6,985	156,490

Oil, Gas & Consumable Fuels — 6.1%
Canadian Natural Resources Ltd.	3,447	189,511
Cheniere Energy, Inc.	1,070	171,392
ConocoPhillips	1,912	209,268
Equinor ASA	5,358	206,618
Pioneer Natural Resources Co.	880	222,834
Woodside Energy Group Ltd.	4,421	103,806
		1,103,429
Personal Products — 1.3%
Unilever plc	4,996	228,203

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	3,520	237,283
Catalent, Inc.*	1,760	154,880
Eli Lilly & Co.	968	291,591
Ipsen SA	1,760	169,101
Zoetis Inc.	1,140	178,444
		1,031,299
Professional Services — 1.1%
Stantec, Inc.	4,136	196,852

Real Estate Investment Trusts — 1.5%
American Tower Corp.	1,053	267,515

Real Estate Management & Development — 1.1%
CK Asset Holdings Ltd.	28,356	191,837

Road & Rail — 1.1%
CSX Corp.	6,132	194,078

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	539	269,020
NVIDIA Corp.	1,175	177,355
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	3,168	264,053
Tokyo Electron Ltd.	440	140,165
		850,593
Software — 5.4%
Microsoft Corp.	3,168	828,337
ServiceNow, Inc.*	352	152,986
		981,323
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	880	148,403
Tractor Supply Co.	930	172,190
		320,593
Technology Hardware, Storage & Peripherals — 4.9%
Apple Inc.	4,735	744,437
Lenovo Group Ltd.	166,232	137,664
		882,101
Textiles, Apparel & Luxury Goods — 2.3%
Deckers Outdoor Corp.*	560	180,079
LVMH Moet Hennessy Louis Vuitton SE	360	234,394
		414,473
Trading Companies & Distributors — 1.0%
ITOCHU Corp.	6,776	187,846

Wireless Telecommunication Services — 0.8%
MTN Group Ltd.	20,007	145,847

TOTAL COMMON STOCKS
(Cost $19,291,763)		16,941,225

MONEY MARKET FUND — 6.2%
First American Treasury Obligations Fund, Class X, 2.140% (a)	1,115,570	1,115,570
TOTAL MONEY MARKET FUND
(Cost $1,115,570)		1,115,570

TOTAL INVESTMENTS — 99.9%
(Cost $20,407,333)		18,056,795
OTHER ASSETS LESS LIABILITIES — 0.1%		24,037
NET ASSETS — 100.0%		$18,080,832

*	Non-income producing security.
(a)	7-day net yield.
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	63.2%
Japan	6.5%
France	4.1%
Canada	4.1%
Switzerland	2.5%
United Kingdom	2.1%
Ireland	2.1%
Norway	2.1%
Cayman Islands	2.0%
Australia	1.5%
Taiwan, Province of China	1.5%
India	1.2%
Singapore	1.1%
Germany	0.9%
Denmark	0.9%
China	0.9%
Sweden	0.9%
South Korea	0.8%
South Africa	0.8%
Hong Kong	0.7%
Other(1)	0.1%
100.0%

(1) Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
August 31, 2022 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of August 31, 2022 for the Fund based upon the three levels defined above:

FIS Knights of Columbus Global Belief ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$16,941,225	$-	$-	$16,941,225
Money Market Fund	1,115,570	-	-	1,115,570
Total Investments	$18,056,795	$-	$-	$18,056,795

* See Schedule of Investments for segregation by industry type.